Property and Equipment, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 CNY (¥)	Feb. 28, 2019 CNY (¥)
Property Plant And Equipment [Abstract]
Depreciation expense	¥ 13,754	$ 2,125	¥ 15,424	¥ 14,528